LVIP MFS Value Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.05%
Aerospace & Defense–3.74%
Lockheed Martin	48,719	$ 16,812,927
Northrop Grumman	121,040	43,592,556
Raytheon Technologies	193,562	16,638,589
		77,044,072
Banks–10.06%
Citigroup	593,289	41,637,022
JPMorgan Chase & Co.	583,320	95,483,651
PNC Financial Services Group	138,250	27,047,230
Truist Financial	284,796	16,703,285
US Bancorp	436,706	25,957,805
		206,828,993
Beverages–2.28%
Diageo	643,943	31,176,506
PepsiCo	104,045	15,649,408
		46,825,914
Building Products–3.27%
Johnson Controls International	416,322	28,343,202
Masco	276,649	15,367,852
Trane Technologies	136,046	23,488,342
		67,199,396
Capital Markets–7.46%
BlackRock	35,717	29,954,419
Goldman Sachs Group	67,111	25,369,971
KKR & Co. Class A	125,783	7,657,669
Moody's	28,058	9,963,676
Morgan Stanley	385,760	37,538,306
Nasdaq	207,622	40,075,199
T. Rowe Price Group	14,734	2,898,178
		153,457,418
Chemicals–3.66%
DuPont de Nemours	212,873	14,473,235
International Flavors & Fragrances	33,746	4,512,515
PPG Industries	221,907	31,734,920
Sherwin-Williams	87,779	24,554,420
		75,275,090
Consumer Finance–1.70%
American Express	208,664	34,957,480
		34,957,480
Electric Utilities–4.76%
American Electric Power	170,737	13,860,430
Duke Energy	428,233	41,791,258
Southern	531,970	32,966,181
Xcel Energy	148,436	9,277,250
		97,895,119
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.60%
Eaton	220,415	$ 32,910,164
		32,910,164
Equity Real Estate Investment Trusts–0.39%
Public Storage	27,375	8,133,112
		8,133,112
Food Products–2.17%
Archer-Daniels-Midland	118,963	7,138,970
JM Smucker	40,804	4,897,704
Nestle	270,260	32,563,632
		44,600,306
Health Care Equipment & Supplies–6.80%
Abbott Laboratories	278,680	32,920,468
†Boston Scientific	471,061	20,439,337
Danaher	116,654	35,514,144
Medtronic	406,076	50,901,627
		139,775,576
Health Care Providers & Services–2.75%
Cigna	187,523	37,534,604
McKesson	95,130	18,967,019
		56,501,623
Hotels, Restaurants & Leisure–0.63%
†Marriott International Class A	87,487	12,955,950
		12,955,950
Household Products–2.07%
Colgate-Palmolive	193,352	14,613,544
Kimberly-Clark	130,598	17,296,399
Reckitt Benckiser Group	135,463	10,641,999
		42,551,942
Industrial Conglomerates–2.43%
Honeywell International	235,844	50,064,964
		50,064,964
Insurance–9.82%
Aon Class A	197,922	56,560,170
Chubb	247,957	43,015,580
Marsh & McLennan	286,516	43,387,118
Progressive	369,685	33,415,827
Travelers	168,047	25,544,825
		201,923,520
IT Services–4.41%
Accenture Class A	180,791	57,838,657
Fidelity National Information Services	166,171	20,219,687
†Fiserv	115,845	12,569,182
		90,627,526
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–2.05%
Thermo Fisher Scientific	73,696	$ 42,104,736
		42,104,736
Machinery–3.23%
Illinois Tool Works	152,095	31,427,390
Otis Worldwide	82,982	6,827,759
PACCAR	90,707	7,158,596
Stanley Black & Decker	119,896	21,018,968
		66,432,713
Media–3.12%
Comcast Class A	1,146,811	64,141,139
		64,141,139
Multi-Utilities–1.37%
Dominion Energy	386,323	28,209,305
		28,209,305
Oil, Gas & Consumable Fuels–2.52%
Chevron	98,518	9,994,651
ConocoPhillips	283,609	19,220,182
EOG Resources	149,856	12,028,941
Pioneer Natural Resources	63,261	10,533,589
		51,777,363
Pharmaceuticals–6.71%
Johnson & Johnson	439,507	70,980,380
Merck & Co.	334,836	25,149,532
Pfizer	814,473	35,030,484
Roche Holding	18,541	6,766,904
		137,927,300
Professional Services–1.15%
Equifax	93,597	23,719,352
		23,719,352
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–2.02%
Canadian National Railway	105,551	$ 12,206,973
Union Pacific	150,239	29,448,347
		41,655,320
Semiconductors & Semiconductor Equipment–4.98%
Analog Devices	93,706	15,693,881
Intel	290,526	15,479,225
NXP Semiconductors	87,281	17,095,730
Texas Instruments	281,824	54,169,391
		102,438,227
Specialty Retail–1.52%
Lowe's	154,398	31,321,178
		31,321,178
Tobacco–0.38%
Philip Morris International	82,078	7,780,174
		7,780,174
Total Common Stock (Cost $1,053,014,569)		2,037,034,972

MONEY MARKET FUND–0.90%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	18,505,017	18,505,017
Total Money Market Fund (Cost $18,505,017)		18,505,017

TOTAL INVESTMENTS–99.95% (Cost $1,071,519,586)	2,055,539,989
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	1,072,464
NET ASSETS APPLICABLE TO 38,112,392 SHARES OUTSTANDING–100.00%	$2,056,612,453

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$77,044,072	$—	$—	$77,044,072
Banks	206,828,993	—	—	206,828,993
Beverages	15,649,408	31,176,506	—	46,825,914
Building Products	67,199,396	—	—	67,199,396
Capital Markets	153,457,418	—	—	153,457,418
Chemicals	75,275,090	—	—	75,275,090
Consumer Finance	34,957,480	—	—	34,957,480
Electric Utilities	97,895,119	—	—	97,895,119
Electrical Equipment	32,910,164	—	—	32,910,164
Equity Real Estate Investment Trusts	8,133,112	—	—	8,133,112
Food Products	12,036,674	32,563,632	—	44,600,306
Health Care Equipment & Supplies	139,775,576	—	—	139,775,576
Health Care Providers & Services	56,501,623	—	—	56,501,623
Hotels, Restaurants & Leisure	12,955,950	—	—	12,955,950
Household Products	31,909,943	10,641,999	—	42,551,942
Industrial Conglomerates	50,064,964	—	—	50,064,964
Insurance	201,923,520	—	—	201,923,520
IT Services	90,627,526	—	—	90,627,526
Life Sciences Tools & Services	42,104,736	—	—	42,104,736
Machinery	66,432,713	—	—	66,432,713
Media	64,141,139	—	—	64,141,139
Multi-Utilities	28,209,305	—	—	28,209,305
Oil, Gas & Consumable Fuels	51,777,363	—	—	51,777,363
Pharmaceuticals	131,160,396	6,766,904	—	137,927,300
Professional Services	23,719,352	—	—	23,719,352
Road & Rail	41,655,320	—	—	41,655,320
Semiconductors & Semiconductor Equipment	102,438,227	—	—	102,438,227
Specialty Retail	31,321,178	—	—	31,321,178
Tobacco	7,780,174	—	—	7,780,174
Money Market Fund	18,505,017	—	—	18,505,017
Total Investments	$1,974,390,948	$81,149,041	$—	$2,055,539,989
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS Value Fund–4